Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended															12 Months Ended
	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Net earnings	$ 13,801		$ 13,342	$ 11,139	$ 11,144		$ 8,902		$ 11,532	$ 9,027	$ 9,031	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 49,426		$ 38,492		$ 36,044
Adjustments to reconcile net earnings to net cash used in operating activities:
Stock-based compensation expense																1,428		1,180		786
Other liabilities																(121)		1,855		443
Total adjustments																12,022		11,746		302
NET CASH PROVIDED BY OPERATING ACTIVITIES																61,448		50,238		36,346
NET CASH USED IN INVESTING ACTIVITIES																(530,462)		(397,752)		(177,616)
Cash dividends paid on common stock																(14,909)		(13,013)		(11,725)
Issuance of common stock related to exercise of stock options																862		718		775
Repurchase of stock options																0		0		(1,629)
NET CASH PROVIDED BY FINANCING ACTIVITIES																583,576		526,600		201,849
Parent Company [Member]
Net earnings																49,426		38,492		36,044
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary																(50,867)		(39,559)		(36,925)
Decrease (increase) in refundable income taxes																(120)		(110)		45
Increase in deferred taxes																(174)		(229)		(156)
Stock-based compensation expense																1,428		1,180		786
Other liabilities																113		0		0
Total adjustments																(49,620)		(38,718)		(36,250)
NET CASH PROVIDED BY OPERATING ACTIVITIES																(194)		(226)		(206)
Dividends received from commercial bank subsidiary																4,300		5,000		2,800
NET CASH USED IN INVESTING ACTIVITIES																4,300		5,000		2,800
Payments made to stock appreciation rights holders																(515)		(53)		(9)
Cash dividends paid on common stock																(14,909)		(13,013)		(11,725)
Proceeds from sale of stock pursuant to dividend reinvestment plan																11,188		10,056		9,134
Issuance of common stock related to exercise of stock options																862		718		775
Repurchase of stock options																0		0		(1,629)
NET CASH PROVIDED BY FINANCING ACTIVITIES																(3,374)		(2,292)		(3,454)
Net increase (decrease) in cash and cash equivalents																732		2,482		(860)
Cash and cash equivalents at beginning of year					$ 4,381	[1]					$ 1,899				$ 2,759	4,381	[1]	1,899		2,759
Cash and cash equivalents at end of year	$ 5,113	[1]					$ 4,381	[1]				$ 1,899				$ 5,113	[1]	$ 4,381	[1]	$ 1,899

[1]	Eliminated in consolidation.